Leases Disclosure of lease payments (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of lease payments [Line Items]
Cash outflow for leases	R 278	R 229
Principal and interest payments made for lease liabilities
Disclosure of lease payments [Line Items]
Cash outflow for leases	278	229
Short-term lease payments
Disclosure of lease payments [Line Items]
Cash outflow for leases	348	154
Lease payments of low value assets leased
Disclosure of lease payments [Line Items]
Cash outflow for leases	17	28
Variable lease payments
Disclosure of lease payments [Line Items]
Cash outflow for leases	2,030	1,678
Total cash outflows for leases
Disclosure of lease payments [Line Items]
Cash outflow for leases	2,673	2,089
Phase 1 Power Purchase Agreements
Disclosure of lease payments [Line Items]
Cash outflow for leases	R 54	R 0